Share-based payments - Expenses from share-based payment arrangements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses arising from share-based payment transactions
Reversals	€ (3,244)
Total expenses arising from sharebased payment transactions	(16)	€ 8,035	€ 5,658
Management board and employees
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	852	985	3,486
Supervisory board members
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions		50	67
Equity share option 2019 (Equity settled)
Expenses arising from share-based payment transactions
Expenses arising from equity-settled share-based payment transactions	€ 2,376	€ 7,000	€ 2,105